Share-Based Compensation - SARs Granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Share-based Compensation [Abstract]
Compensation expense	$ 155,051	$ 253,452	$ 314,171
Cash received for the exercise in the respective years	146,081	10,643	50,211
Employee Stock Option | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	155,051	253,408	313,917
Employee Stock Option | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	0	44	254
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	549,286	430,144	399,051
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	10,795	12,727	11,104
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	32,257	35,988	36,812
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	231,610	99,048	67,388
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	274,624	282,381	283,747
Stock Appreciation Rights (SARs)
Share-based Compensation [Abstract]
Compensation expense	11,502	1,434	(7,326)
Stock Appreciation Rights (SARs) | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	2,235	383	(1,928)
Stock Appreciation Rights (SARs) | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	4,125	710	(1,762)
Stock Appreciation Rights (SARs) | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	4,197	200	(2,993)
Stock Appreciation Rights (SARs) | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 945	$ 141	$ (643)